Note 13 - Financial Instruments	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
13.	FINANCIAL INSTRUMENTS

a.	Fair values

The carrying value of cash and accounts and grants receivable, approximates its fair value due to the liquidity of these instruments. The carrying value of accounts payables and accrued liabilities and loans payables approximates its fair value due to the requirement to extinguish the liabilities on demand.

b.	Financial risk management objectives and policies

The financial risk arising from the Company’s operations are currency risk and liquidity risk. These risks arise from the normal course of operations and all transactions undertaken are to support the Group’s ability to continue as a going concern. The risks associated with these financial instruments and the policies on how to mitigate these risks.

Management manages and monitors these exposures to ensure appropriate measures are implemented on a timely and effective manner. The Company’s Management oversees these risks. The Board of Directors reviews and agrees on policies for managing each of these risks.

c.	Foreign currency risk

The Company operates internationally and is exposed to foreign exchange risk as certain expenditures are denominated in non-Canadian Dollar currencies.

The Company has been exposed to this fluctuation and has
not
implemented a program against these foreign exchange fluctuations.

A
10%
strengthening of the US Dollar against the Canadian Dollar would have increased the net equity approximately by
$35,457
(
2017
-
$123,717
) due to reduction in the value of net liability balance. A
10%
of weakening of the US Dollar against the Canadian Dollar at
September 30, 2018
would have had the equal but opposite effect. The significant financial instruments of the Company, their carrying values and the exposure to other denominated monetary assets and liabilities, as of
September 30, 2018
are as follows:

US Denominated
Cash	$71,818
Accounts receivable	730,740
Accounts payable	56,298

d.	Liquidity risk

The Company manages its liquidity risk by preparing and monitoring forecasts of cash expenditures to ensure that it will have sufficient liquidity to meet liabilities when due. The Company’s accounts payable and accrued liabilities generally have maturities of less than
90
days. At
September 30, 2018,
the Company had cash of
$118,689,
accounts and grants receivable of
$1,117,294
and prepaid and other receivables of
$116,904
to settle current liabilities of
$970,602.

e.	Credit Risk

Credit risk refers to the risk that
one
party to a financial instrument will cause a financial loss for the counterparty by failing to discharge an obligation. The Company is primarily exposed to credit risk through accounts receivable. The maximum credit risk exposure is limited to the reported amounts of these financial assets. Credit risk is managed by ongoing review of the amount and aging of accounts receivable balances. As at
September 30, 2018,
the

Company has outstanding trade receivables of
$944,809.
An allowance for doubtful accounts is taken on accounts receivable if the account has not
been collected after a predetermined period of time as determined by the contract and collectability is offset to other operating expenses. The Company deposits its cash with high credit quality financial institutions, with the majority deposited within Canadian Tier
1
Banks.